DISCONTINUED OPERATIONS (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 29, 2017 USD ($)	Dec. 29, 2017 CNY (¥)	Feb. 24, 2017 USD ($)	Feb. 24, 2017 CNY (¥)
Shanghai Kangzheng Investment Management Co., Ltd. [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration | ¥		¥ 7,810
Purchase price of equity interests | ¥		17,190
Payment for indebtedness | ¥		¥ 9,380
Date of disposal of operation	Dec. 29, 2017	Dec. 29, 2017
USD [Member] | Shanghai Kangzheng Investment Management Co., Ltd. [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration | $	$ 1,140
Purchase price of equity interests | $	2,500
Payment for indebtedness | $	$ 1,360
Wuhu Feishang Mining Development Co., Limited [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration | ¥				¥ 1,000
Date of disposal of operation			Mar. 03, 2017	Mar. 03, 2017
Wuhu Feishang Mining Development Co., Limited [Member] | USD [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration | $			$ 150